Income Taxes - Provision for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal	$ 525	$ 872	$ 806
State	340	382	89
Current Income Tax Expense (Benefit), Total	865	1,254	895
Deferred tax expense	566	498	459
Income tax expense	$ 1,431	$ 1,752	$ 1,354